Variable Interest Entities (Basic Information of Consolidated VIEs, Narrative) (Details) (USD $)					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 01, 2013 7Road Cayman [Member]	Jun. 21, 2012 7Road Cayman [Member]	Dec. 31, 2013 Gamease [Member] AmazGame [Member]	Dec. 31, 2013 Guanyou Gamespace [Member] Gamespace [Member]	Dec. 31, 2013 Shanghai ICE [Member] ICE Information [Member]	May 11, 2011 Shenzhen 7Road [Member]	Dec. 31, 2013 Shenzhen 7Road [Member] 7Road Technology [Member]	Dec. 31, 2013 CEO [Member] Gamease [Member]	Dec. 31, 2013 CEO [Member] Guanyou Gamespace [Member]	Dec. 31, 2013 President [Member] Gamease [Member]	Dec. 31, 2013 President [Member] Guanyou Gamespace [Member]	Dec. 31, 2013 Runa Pi [Member] Shanghai ICE [Member]	Dec. 31, 2013 Rong Qi [Member] Shanghai ICE [Member]	Dec. 31, 2013 Guanyou Gamespace [Member] Doyo [Member]	May 11, 2011 Gamease [Member] Shenzhen 7Road [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs, ownership percentage					100.00%	100.00%	100.00%		100.00%	60.00%	60.00%	40.00%	40.00%	50.00%	50.00%	100.00%
Aggregate amount of loans to related parties	$ 3,920,000	$ 3,802,000
Percentage of interest held by Group				71.926%													68.258%
Non-controlling interest percentage			28.074%	28.074%				31.742%